Share-Based Payments	12 Months Ended
Dec. 31, 2023
Share-Based Payments
Share-Based Payments

Note 9. Share-Based Payments

Warrant program

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior vested upon the closing of our initial public offering in February 2021 (“IPO”). The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2022, 2022 and 2021 expire on December 31, 2031. Warrants granted in 2023 expire on December 31, 2031. For the years ended December 31, 2023, 2022 and 2021, the number of warrants outstanding as a percentage of outstanding ordinary shares was 7.2%, 11.4% and 11.8%, respectively.

During 2023, the Company granted 409,115 warrants to its employees, members of its Board of Directors, and Executive Management team, of which 169,167 were granted to its Chief Executive Officer (“CEO”), 6,250 were granted to its Chief AI Officer (“CAIO”), 12,500 were granted to its Chief Scientific Officer (“CSO”), and 12,500 were granted to its Chief Operating Officer (“COO”). All warrants granted vest over a period of 36 months.

In August 2023, the Company granted 150,000 warrants to a consultant, 37,500 of such warrants vested on November 20, 2023, 37,500 warrants vest on February 20, 2024, 37,500 warrants vest on May 20, 2024, and 37,500 warrants vest on August 20, 2024. The warrants granted and vested may be exercised until and including September 19, 2026.

The fair value of the warrants granted during 2023 at grant date amounted to $0.3 million.

During 2022, the Company granted 491,612 warrants, of which 35,000 were granted to its Chief AI Officer (“CAIO”), 25,000 were granted to its Chief Scientific Officer (“CSO”), 16,667 were granted to its Chief Financial Officer (“CFO”), 25,000 were granted to its Chief Medical Officer (“CMO”), 20,833 were granted to its Chief Operating Officer (“COO”), 3,125 were granted to its Chief Business Officer (“CBO”) and 3,125 were granted to its Chief Executive Officer (“CEO”). All granted warrants will vest over 36 months.

In connection with the appointment of a new CEO in September 2022, the new CFO in May 2022 and the new COO in March 2022 they were all granted warrants, the CEO was granted 50,000 warrants to purchase, the CFO 45,000 warrants to Purchase and the COO 25,000 warrants to purchase of the Company’s ordinary shares with DKK 1 nominal value. The granted warrants have an exercise price equal to the fair market value of the Company’s ordinary shares represented by ADSs on the date of grant thereof and they vest over a period of 36 months.

The remaining warrants granted during 2022 were granted to individual employees in December 2022. The warrants were granted at the share price equal to the fair market value thereof on the date of grant. Of the warrants granted to our employees 2,500 vested immediately. The rest of the warrants granted to employees in December 2022 vest over a period of 36 months beginning January 1, 2023.

The fair value of the warrants granted during 2022 at grant date amounted to $0.8 million.

In the second quarter of 2021, the Company granted 62,147 warrants to its CMO which vest over 36 months. The fair value at grant date amounted to $0.4 million.

During 2021, an aggregate of 523,599 warrants attributable to 2021 entitlements were granted to employees, members of our board of directors and executive management. Of the warrants 22,916 were granted to our board of directors vested immediately. The warrants granted to employees and executive management vest over 36 months. The fair value at grant date amounted to $1.5 million.

On January 4, 2021, the Company effected its stock split which also resulted in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1. In accordance with the anti-dilution provisions of the warrant agreements, the number of warrants was increased by a ratio of 36 to 1 and the exercise price was decreased from DKK 2 to 1 DKK. Accordingly, information related to the Company’s warrants have been retroactively adjusted to reflect the stock split and the bonus shares for all periods presented.

The following schedule specifies the granted warrants:

			Weighted		Weighted Average
			Average		Remaining
	Number of		Exercise		Contractual Life
	warrants		Price/Share		(years)
Warrants granted as at December 31, 2020	2,228,076		DKK1		15
Warrants granted during 2021(1)	63,802		DKK1
Warrants granted December 2021	523,599		USD 5.38
Warrants exercised	(62,284)	(2)	DKK1
Warrants forfeited	(10,178)		DKK1
Warrants cancelled	(10,397)		DKK1
Warrants granted as at December 31, 2021	2,732,618		DKK 7.53		13
Warrants granted	491,612		USD 2.24
Warrants exercised	(388,181)	(2)	USD 2.42
Warrants forfeited	(92,956)		USD 1.28
Warrants cancelled	—		—
Warrants granted as at December 31, 2022 (3)	2,743,093		USD 1.50		11
Warrants granted	559,115		USD 1.02
Warrants exercised	(360,731)	(2)	USD 0.14
Warrants forfeited	(203,004)		USD 2.08
Warrants cancelled	—		—
Warrants granted as at December 31, 2023(3)	2,738,473		USD 1.41	(4)	10
Warrants exercisable as at December 31, 2021	2,072,122
Warrants exercisable as at December 31, 2022 (3)	1,988,106
Warrants exercisable as at December 31, 2023 (3)	2,007,123
(1)	Of which 62,147 warrants were legally granted in June 2021 and the remaining 1,655 warrants were legally granted in December 2020.
(2)	The weighted average share price at the date of exercise were USD 0.14, USD 2.42 and USD 5.59 for the years ended December 31, 2023, 2022, and 2021, respectively.
(3)	The number of warrants excludes 2023 SPA Investor Warrants and EIB Warrants referred to in Note 6.
(4)	December 31, 2023, USD-end rate used.

Share-based compensation expenses included in the consolidated statements of comprehensive loss:

	Years Ended
	December 31,
	2023	2022	2021

	(USD in thousands)
Research and development expenses	$377	$760	$1,051
General and administrative expenses	102	182	328
Total	$479	$942	$1,379

Determination of fair value of warrants

Subsequent to the Company’s IPO, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. On the other hand, due to the fact that as of 2021, warrants will be granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.

The following assumptions have been applied for the warrants issued during the years ended December 31, 2023, 2022, and 2021:

	Years Ended December 31,
	2023	2022	2021
Expected term (in years)	6.5	6.5	6.5
Risk-free interest rate	4.27%	3.66%	1.34%
Expected volatility	85%	85%	85%
Share price	$0.70	$2.10	$4.20

The following schedule specifies the outstanding warrants as at December 31, 2023:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	318,192	1	13
Grant (September 2017)	28.71	467,184	1	13
Grant (December 2017)	28.71	92,673	1	13
Grant (during 2018)	37.05	163,116	1	13
Grant (February 2019)	42.57	7,956	1	13
Grant (September 2019)	56.35	54,000	1	13
Grant (October 2019)	56.97	112,995	1	13
Grant (December 2020)	56.75	175,567	1	8
Grant (April 2021)	45.31	1,655	1	8
Grant (June 2021)	40.86	62,147	1	8
Grant (December 2021)	19.22	422,451	USD 5.38	8
Grant (March 2022)	13.46	30,560	USD 2.96	8
Grant (June 2022)	8.85	5,004	USD 1.83	8
Grant (June 2022)	8.85	4,448	USD 1.83	8
Grant (June 2022)	8.85	45,000	USD 1.83	8
Grant (September 2022)	10.46	7,529	USD 2.42	8
Grant (December 2022)	10.95	15,279	USD 2.23	8
Grant (December 2022)	10.95	293,602	USD 2.23	8
Grant (January 2023)	9.17	10,000	USD 1.94	8
Grant (September 2023)	4.27	100,000	USD 1.02	8
Grant (September 2023)	2.57	50,000	USD 1.50	3
Grant (December 2023)	3.61	299,115	USD 0.75	8
Granted at December 31, 2023		2,738,473
Warrants exercisable at December 31, 2023		2,007,123

The following schedule specifies the outstanding warrants as at December 31, 2022:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	437,114	1	14
Grant (September 2017)	28.71	617,184	1	14
Grant (December 2017)	28.71	122,040	1	14
Grant (during 2018)	37.05	170,496	1	14
Grant (February 2019)	42.57	7,956	1	14
Grant (September 2019)	56.35	54,000	1	14
Grant (October 2019)	56.97	150,660	1	14
Grant (December 2020)	56.75	193,064	1	9
Grant (April 2021)	45.31	1,655	1	9
Grant (June 2021)	40.86	62,147	1	9
Grant (December 2021)	19.22	435,165	USD 5.38	9
Grant (March 2022)	13.46	35,000	USD 2.96	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	10,000	USD 1.83	9
Grant (June 2022)	8.85	45,000	USD 1.83	9
Grant (September 2022)	10.46	11,000	USD 2.42	9
Grant (December 2022)	10.95	50,000	USD 2.23	9
Grant (December 2022)	10.95	330,612	USD 2.23	9
Granted at December 31, 2022		2,743,093
Warrants exercisable at December 31, 2022		1,988,106

The following schedule specifies the outstanding warrants as at December 31, 2021:

	Per
	warrant		Average	Remaining
	grant	Number of	exercise price	term to
	date fair value	warrants	per warrant	maturity
Outstanding program	(DKK)	outstanding	(DKK)	(years)
Grant (December 2016)	20.91	701,356	1	15
Grant (September 2017)	28.71	617,184	1	15
Grant (December 2017)	28.71	122,040	1	15
Grant (during 2018)	37.05	174,564	1	15
Grant (February 2019)	42.57	7,956	1	15
Grant (September 2019)	56.35	54,000	1	15
Grant (October 2019)	56.97	150,660	1	15
Grant (December 2020)	56.75	317,457	1	10
Grant (April 2021)	45.31	1,655	1	10
Grant (June 2021)	40.86	62,147	1	10
Grant (December 2021)	19.22	523,599	USD 5.38	10
Granted at December 31, 2021		2,732,618
Warrants exercisable at December 31, 2021		2,732,618

The Board of Directors and Executive Management holding of share awards for the years ended December 31, 2021, 2022 and 2023 is shown below:

		Warrants held when				Warrants held when					Warrants held when
		becoming or leaving				becoming or leaving					becoming or leaving
	January 1,	as a member			December 31,	as a member				December 31,	as a member				December 31,
	2021	of management	Granted	Exercised	2021	of management	Granted	Exercised	Forfeited	2022	of management	Granted	Exercised	Forfeited	2023
Steven Projan	42,048	—	4,583	—	46,631	—	5,000	—	—	51,631	—	—	—	—	51,631
Roberto Prego	34,164	—	4,583	—	38,747	—	5,000	—	—	43,747	—	5,000	—	—	48,747
Jo Ann Suzich (former) (4)	10,260	—	—	—	10,260	—	—	—	—	10,260	—	—	—	—	10,260
Marianne Søgaard (1)	94,320	—	9,167	—	103,487	—	10,000	—	—	113,487	—	75,000	—	—	188,487
Helen Boudreau (former) (2)	5,436	—	—	(5,436)	—	—	—	—	—	—	—	—	—	—	—
Lars Holtug	—	—	4,583	—	4,583	—	5,000	—	—	9,583	—	5,000	—	—	14,583
Niels Iversen Møller	—	—	—	—	—	—	3,750	—	—	3,750	—	8,125	—	—	11,875
Board of Directors in total	186,228	—	22,916	(5,436)	203,708	—	28,750	—	—	232,458	—	93,125	—	—	325,583
Lars Aage Staal Wegner	852,084	—	64,167	—	916,251	—	—	(62,736)	(45,327)	808,188	—	—	(200,000)	—	608,188
Birgitte Rønø	—	29,376	45,000	—	74,376	—	25,000	—	—	99,376	—	12,500	—	—	111,876
Erik Heegaard	—	—	97,564	—	97,564	—	25,000	—	—	122,564	—	—	—	—	122,564
Glenn S. Vraniak (former) (3)	150,660	—	—	—	150,660	—	—	(112,995)	—	37,665	—	—	(37,665)	—	—
Andreas Holm Mattsson	—	—	—	—	—	—	35,000	—	—	35,000	—	6,250	—	—	41,250
Bo Karmark	—	—	—	—	—	45,000	16,667	—	—	61,667	—	—	—	—	61,667
Jesper Nyegaard Nissen	—	—	—	—	—	25,000	20,833	—	—	45,883	—	12,500	—	—	58,333
Niels Iversen Møller (5)	—	—	—	—	—	—	3,125	—	—	3,125	—	8,750	—	—	11,875
Per Norlén (6)	—	—	—	—	—	50,000	3,125	—	—	53,125	—	—	—	(37,150)	15,975
Thomas Bogenrieder (7)	—	—	—	—	—	—	—	—	—	—	4,356	—	—	—	4,356
Christian Kanstrup (7)	—	—	—	—	—	—	—	—	—	—	—	169,167	—	—	169,167
Executive Management in total	1,002,744	29,376	206,731	—	1,238,581	120,000	128,750	(175,731)	(45,327)	1,266,543	4,356	209,167	(237,665)	(37,150)	1,205,251

(1)	As of November 25, 2020, 26,964 warrants were granted for services provided before taking on the Board of Directors position.
(2)	Former board member from June 30, 2020, to May 25, 2021.
(3)	Mr. Vraniak resigned as the Chief Financial Officer of the Company effective November 1, 2021.
(4)	Board member until May 25, 2021.
(5)	Became a Board member in 2022.
(6)	Mr. Norlén resigned as the Chief Executive Officer of the Company effective September 1, 2023.
(7)	Became a member of Executive Management in 2023.